RTF P1 10/16

SUPPLEMENT DATED OCTOBER 28, 2016

TO THE EFFECTIVE PROSPECTUS

OF

EACH OF THE LISTED FUNDS

Franklin Fund Allocator Series

Franklin LifeSmartTM Retirement Income Fund

Franklin LifeSmartTM 2020 Retirement Target Fund

Franklin LifeSmartTM 2025 Retirement Target Fund

Franklin LifeSmartTM 2030 Retirement Target Fund

Franklin LifeSmartTM 2035 Retirement Target Fund

Franklin LifeSmartTM 2040 Retirement Target Fund

Franklin LifeSmartTM 2045 Retirement Target Fund

Franklin LifeSmartTM 2050 Retirement Target Fund

 (together, the LifeSmartTM Funds)

 The Prospectus was amended as follows:

I.   Effective September 1, 2016,  the Citigroup 90-Day Treasury Bill Index replaced the Payden & Rygel 90 Day U.S. Treasury Bill Index for the LifeSmartTM Funds.

 The “Fund Summary – Performance – Average Annual Total Returns” tables are revised to add the following:

Franklin LifeSmartTM Retirement Income Fund:

	1 Year	5 Years	Since Inception 8/1/2006
Citigroup 90-Day Treasury Bill Index (index reflects no deduction for fees, expenses or taxes)	0.03%	0.05%	0.96%

Franklin LifeSmartTM 2020 Retirement Target Fund:

	1 Year	Since Inception 7/1/2013
Citigroup 90-Day Treasury Bill Index (index reflects no deduction for fees, expenses or taxes)[1]	0.03%	0.03%

Franklin LifeSmartTM 2025 Retirement Target Fund:

	1 Year	5 Years	Since Inception 8/1/2006
Citigroup 90-Day Treasury Bill Index (index reflects no deduction for fees, expenses or taxes)[1]	0.03%	0.05%	0.96%

Franklin LifeSmartTM 2030 Retirement Target Fund:

	1 Year	Since Inception 7/1/2013
Citigroup 90-Day Treasury Bill Index (index reflects no deduction for fees, expenses or taxes)[1]	0.03%	0.03%

Franklin LifeSmartTM 2035 Retirement Target Fund:

	1 Year	5 Years	Since Inception 8/1/2006
Citigroup 90-Day Treasury Bill Index (index reflects no deduction for fees, expenses or taxes)[1]	0.03%	0.05%	0.96%

Franklin LifeSmartTM 2040 Retirement Target Fund:

	1 Year	Since Inception 7/1/2013
Citigroup 90-DayTreasury Bill Index (index reflects no deduction for fees, expenses or taxes)[1]	0.03%	0.03%

Franklin LifeSmartTM 2045 Retirement Target Fund:

	1 Year	5 Years	Since Inception 8/1/2006
Citigroup 90-Day Treasury Bill Index (index reflects no deduction for fees, expenses or taxes)[1]	0.03%	0.05%	0.96%

Franklin LifeSmartTM 2050 Retirement Target Fund:

	1 Year	Since Inception 7/1/2013
Citigroup 90-Day Treasury Bill Index (index reflects no deduction for fees, expenses or taxes)[1]	0.03%	0.03%

1. Performance figures are as of December 31, 2015. The Citigroup 90-Day Treasury Bill Index replaces the Payden & Rygel 90 Day U.S. Treasury Bill Index for the LifeSmartTM Funds. The investment manager believes the composition of the Citigroup 90-Day Treasury Bill Index accurately reflects the Fund’s holdings.

Please keep this supplement with your Prospectus for future reference.